Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.26%
Advertising–1.13%
Trade Desk, Inc. (The), Class A(b)	105,867	$9,254,893
Aerospace & Defense–1.66%
Airbus SE (France)	35,265	6,496,828
TransDigm Group, Inc.	5,765	7,100,174
		13,597,002
Application Software–2.70%
Cadence Design Systems, Inc.(b)	37,404	11,643,117
HubSpot, Inc.(b)	16,605	10,404,029
		22,047,146
Asset Management & Custody Banks–3.78%
Blackstone, Inc., Class A(c)	78,029	10,250,670
KKR & Co., Inc., Class A	205,723	20,691,619
		30,942,289
Automotive Retail–0.72%
O’Reilly Automotive, Inc.(b)	5,201	5,871,305
Biotechnology–0.99%
Regeneron Pharmaceuticals, Inc.(b)(c)	8,396	8,081,066
Broadline Retail–8.31%
Amazon.com, Inc.(b)	349,244	62,996,633
MercadoLibre, Inc. (Brazil)(b)	3,293	4,978,884
		67,975,517
Communications Equipment–1.04%
Arista Networks, Inc.(b)	29,415	8,529,762
Construction Machinery & Heavy Transportation Equipment– 0.53%
Wabtec Corp.	29,934	4,360,785
Construction Materials–0.85%
Martin Marietta Materials, Inc.	11,301	6,938,136
Consumer Staples Merchandise Retail–0.50%
Costco Wholesale Corp.	5,521	4,044,850
Diversified Support Services–0.67%
Cintas Corp.	7,925	5,444,713
Electrical Components & Equipment–2.20%
Eaton Corp. PLC	26,172	8,183,461
Vertiv Holdings Co., Class A(c)	119,829	9,786,434
		17,969,895
Financial Exchanges & Data–2.16%
MSCI, Inc.	5,431	3,043,803
S&P Global, Inc.	34,294	14,590,382
		17,634,185
Food Distributors–0.62%
US Foods Holding Corp.(b)(c)	94,576	5,104,267
Health Care Equipment–4.52%
DexCom, Inc.(b)	55,401	7,684,119
Shares		Value
Health Care Equipment–(continued)
Edwards Lifesciences Corp.(b)	67,916	$6,490,053
IDEXX Laboratories, Inc.(b)	10,686	5,769,692
Intuitive Surgical, Inc.(b)	42,562	16,986,068
		36,929,932
Health Care Technology–0.47%
Veeva Systems, Inc., Class A(b)(c)	16,587	3,843,042
Home Improvement Retail–1.39%
Lowe’s Cos., Inc.	44,660	11,376,242
Hotels, Resorts & Cruise Lines–1.09%
Booking Holdings, Inc.	2,466	8,946,352
Industrial Machinery & Supplies & Components–0.87%
Parker-Hannifin Corp.	12,721	7,070,205
Integrated Oil & Gas–1.15%
Suncor Energy, Inc. (Canada)	254,799	9,404,631
Interactive Home Entertainment–1.30%
Nintendo Co. Ltd. (Japan)	76,400	4,168,737
Take-Two Interactive Software, Inc.(b)(c)	43,660	6,483,073
		10,651,810
Interactive Media & Services–9.25%
Alphabet, Inc., Class A(b)	224,692	33,912,764
Meta Platforms, Inc., Class A	85,963	41,741,913
		75,654,677
Internet Services & Infrastructure–2.46%
MongoDB, Inc.(b)(c)	23,734	8,511,962
Shopify, Inc., Class A (Canada)(b)	72,616	5,603,777
Snowflake, Inc., Class A(b)(c)	37,270	6,022,832
		20,138,571
Life Sciences Tools & Services–1.44%
Danaher Corp.	26,878	6,711,974
IQVIA Holdings, Inc.(b)	19,936	5,041,615
		11,753,589
Managed Health Care–0.69%
UnitedHealth Group, Inc.	11,383	5,631,170
Movies & Entertainment–1.83%
Netflix, Inc.(b)	24,601	14,940,925
Oil & Gas Equipment & Services–0.46%
Schlumberger N.V.	68,541	3,756,732
Passenger Ground Transportation–1.47%
Uber Technologies, Inc.(b)	155,986	12,009,362
Pharmaceuticals–2.76%
Eli Lilly and Co.	29,047	22,597,404
Restaurants–0.53%
DoorDash, Inc., Class A(b)	31,338	4,315,869

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Semiconductor Materials & Equipment–1.83%
ASML Holding N.V., New York Shares (Netherlands)	8,545	$8,292,666
Lam Research Corp.	6,871	6,675,658
		14,968,324
Semiconductors–14.80%
Advanced Micro Devices, Inc.(b)	95,584	17,251,956
Broadcom, Inc.	15,438	20,461,680
Monolithic Power Systems, Inc.	13,921	9,430,364
NVIDIA Corp.	81,793	73,904,883
		121,048,883
Soft Drinks & Non-alcoholic Beverages–1.07%
Monster Beverage Corp.(b)	148,141	8,781,799
Systems Software–12.06%
Microsoft Corp.	202,660	85,263,115
ServiceNow, Inc.(b)	17,488	13,332,851
		98,595,966
Technology Hardware, Storage & Peripherals–4.31%
Apple, Inc.	205,436	35,228,165
Trading Companies & Distributors–1.28%
Fastenal Co.	40,885	3,153,869
United Rentals, Inc.(c)	10,158	7,325,035
		10,478,904
Transaction & Payment Processing Services–4.37%
Fiserv, Inc.(b)	13,350	2,133,597
Visa, Inc., Class A(c)	120,336	33,583,371
		35,716,968
Total Common Stocks & Other Equity Interests (Cost $390,049,256)		811,635,333
Shares		Value
Money Market Funds–1.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	3,014,558	$3,014,558
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	2,151,220	2,152,081
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	3,445,210	3,445,210
Total Money Market Funds (Cost $8,611,810)		8,611,849
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $398,661,066)		820,247,182
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.43%
Invesco Private Government Fund, 7.57%(d)(e)(f)	17,931,621	17,931,621
Invesco Private Prime Fund, 5.49%(d)(e)(f)	34,626,996	34,644,310
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,575,931)		52,575,931
TOTAL INVESTMENTS IN SECURITIES–106.74% (Cost $451,236,997)		872,823,113
OTHER ASSETS LESS LIABILITIES—(6.74)%		(55,094,383)
NET ASSETS–100.00%		$817,728,730
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,408,120	$12,668,734	$(11,062,296)	$-	$-	$3,014,558	$25,895
Invesco Liquid Assets Portfolio, Institutional Class	1,005,025	9,049,096	(7,901,640)	(302)	(98)	2,152,081	19,027
Invesco Treasury Portfolio, Institutional Class	1,609,279	14,478,555	(12,642,624)	-	-	3,445,210	29,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,289,337	90,525,464	(97,883,180)	-	-	17,931,621	264,313*
Invesco Private Prime Fund	65,029,725	182,560,492	(212,931,657)	(2,994)	(11,256)	34,644,310	704,274*
Total	$94,341,486	$309,282,341	$(342,421,397)	$(3,296)	$(11,354)	$61,187,780	$1,043,022

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$800,969,768	$10,665,565	$—	$811,635,333
Money Market Funds	8,611,849	52,575,931	—	61,187,780
Total Investments	$809,581,617	$63,241,496	$—	$872,823,113
Invesco V.I. American Franchise Fund